Employee Benefits - Summary of Movements in Stock Options Until The Transaction Date (Detail)	6 Months Ended
Jun. 30, 2023 shares
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	13,081,328
Granted	2,725,130
Exercised	(1,906,429)
Cancelled	(641,832)
Outstanding	13,258,197
Management Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	6,238,316
Granted	38,160
Exercised	(622,870)
Cancelled	0
Outstanding	5,653,606
Employee Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	1,285,619
Granted	0
Exercised	(84,688)
Cancelled	0
Outstanding	1,200,931
Founders Stock Option Plan [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	1,033,609
Granted	0
Exercised	(20,000)
Cancelled	0
Outstanding	1,013,609
RSU Employees [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	2,027,765
Granted	2,076,632
Exercised	(616,308)
Cancelled	(350,165)
Outstanding	3,137,924
RSU Management [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	2,000,000
Exercised	(249,999)
Cancelled	(291,667)
Outstanding	1,458,334
RSU Coil Ares [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	496,019
Granted	0
Exercised	0
Cancelled	0
Outstanding	496,019
RSU Board [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	0
Granted	297,774
Exercised	0
Cancelled	0
Outstanding	297,774
ESPP [Member]
Summary of Number and Weighted Average Exercise Prices of Share Options [Line Items]
Outstanding at the beginning of the year	0
Granted	312,564
Exercised	(312,564)
Cancelled	0
Outstanding	0